LONG-LIVED ASSETS	12 Months Ended
Dec. 31, 2014
LONG-LIVED ASSETS [Text Block]

NOTE 5 – LONG-LIVED ASSETS

The following table summarizes the long-lived assets the Company had at December 31, 2014 and 2013:

	Useful	Year Ended December 31,
	Lives	2014	2013

Machinery and equipment	3-5 years	$33,682	$33,503
Less: accumulated depreciation		(9,467)	(2,230)
Property and equipment, net		$24,215	$31,273